Note 5: Inventories and Contracts in Progress (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Inventories and Contracts in Progress [Table]

(Dollars in millions)	2011	2010
Raw materials	$1,321	$1,221
Work-in-process	3,175	3,259
Finished goods	3,078	3,026
Contracts in progress	6,899	6,340
	14,473	13,846
Less:
Progress payments, secured by lien, on U.S. Government contracts	(422)	(275)
Billings on contracts in progress	(6,254)	(5,805)
	$7,797	$7,766